LEASES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term (in years)	2 years 10 months 24 days	3 years 9 months 18 days
Number of years in which lease term can be extended	8 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term (in years)	4 years 6 months